Financial asset investments at fair value through profit or loss	12 Months Ended
Dec. 31, 2022
Financial Asset Investments At Fair Value Through Profit Or Loss
Financial asset investments at fair value through profit or loss

14.	Financial asset investments at fair value through profit or loss

2022
€’000
January 1, 2021	-
Investments during the year	44,328
Redemptions	(18,169)
Unrealised gains and losses	47
Translation differences	1,247
December 31, 2021	27,453
Redemptions	(27,892)
Realised gains and losses	(900)
Translation differences	1,339
December 31, 2022	-

The financial asset investments at fair value through profit or loss consisted of short-term investments in listed managed funds which had daily liquidity. The investments are reported at fair value with unrealized gains or losses recorded in the consolidated statements of operations and comprehensive loss. Any differences between the cost and fair value of investments are represented by unrealized gains or losses. The Group exited all positions during the year ended December 31, 2022.